Post-Employment Benefits - Summary of Longevities Underlying Values of Defined Benefit Obligation (Detail) - Canada plan [member] - yr	Oct. 31, 2018	Oct. 31, 2017
Longevity at age 65 for current retired members [member] | Male [member]
Disclosure of defined benefit plans [line items]
Longevity (in years)	23.3	23.2
Longevity at age 65 for current retired members [member] | Female [member]
Disclosure of defined benefit plans [line items]
Longevity (in years)	24.7	24.7
Longevity at age 65 for current members aged 45 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Longevity (in years)	24.2	24.2
Longevity at age 65 for current members aged 45 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Longevity (in years)	25.7	25.7